Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 54.8%
International Equity Funds - 24.9%
iShares Core MSCI EAFE ETF	15,982	$ 1,175,955
iShares Core MSCI Emerging Markets ETF	5,431	287,789
iShares Global REIT ETF	11,877	288,849
		1,752,593
U.S. Equity Fund - 26.9%
iShares Core S&P 500 ETF	3,141	1,899,237
U.S. Fixed Income Funds - 3.0%
iShares 0-5 Year TIPS Bond ETF	1,394	141,491
iShares Core U.S. Aggregate Bond ETF	726	70,712
		212,203
Total Exchange-Traded Funds (Cost $3,578,357)		3,864,033
INVESTMENT COMPANIES - 47.0%
International Equity Funds - 14.6%
Transamerica Emerging Markets Equity (A)	26,675	214,999
Transamerica International Focus (A)	59,510	405,265
Transamerica International Stock (A)	34,062	405,685
		1,025,949
International Fixed Income Fund - 0.5%
Transamerica Emerging Markets Debt (A)	3,921	35,875
	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds - 28.9%
Transamerica Capital Growth (A)(B)	19,567	$ 243,026
Transamerica Large Cap Value (A)	41,570	635,193
Transamerica Mid Cap Growth (A)	20,197	220,141
Transamerica Mid Cap Value Opportunities (A)	19,635	218,147
Transamerica Small Cap Growth (A)	25,144	164,190
Transamerica Small Cap Value (A)	31,299	158,999
Transamerica US Growth (A)	12,592	392,736
		2,032,432
U.S. Fixed Income Funds - 3.0%
Transamerica Bond (A)	17,907	142,543
Transamerica High Yield Bond (A)	8,617	70,999
		213,542
Total Investment Companies (Cost $3,168,653)		3,307,798
Total Investments (Cost $6,747,010)		7,171,831
Net Other Assets (Liabilities) - (1.8)%		(129,172)
Net Assets - 100.0%		$ 7,042,659
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$3,864,033	$—	$—	$3,864,033
Investment Companies	3,307,798	—	—	3,307,798
Total Investments	$7,171,831	$—	$—	$7,171,831
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Affiliated investment in the Class R6 shares of funds within Transamerica Funds. The Fund’s transactions and earnings from these underlying funds are as follows:

Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$88,803	$61,619	$(7,084)	$212	$(1,007)	$142,543	17,907	$1,279	$—
Transamerica Capital Growth	158,062	86,246	(50,322)	25,682	23,358	243,026	19,567	—	—
Transamerica Emerging Markets Debt	22,212	15,061	(1,152)	59	(305)	35,875	3,921	595	—
Transamerica Emerging Markets Equity	131,750	90,501	(5,910)	161	(1,503)	214,999	26,675	236	—
Transamerica High Yield Bond	44,719	29,774	(3,796)	180	122	70,999	8,617	969	—
Transamerica International Focus	241,306	215,394	(18,660)	140	(32,915)	405,265	59,510	4,119	40,525
Transamerica Funds

Transamerica ClearTrack® 2055

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
Affiliated Investments	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value January 31, 2025	Shares as of January 31, 2025	Dividend Income	Net Capital Gain Distributions
Transamerica International Stock	$242,850	$181,921	$(18,142)	$3,919	$(4,863)	$405,685	34,062	$7,635	$8,118
Transamerica Large Cap Value	383,866	252,567	(18,676)	2,499	14,937	635,193	41,570	3,721	5,306
Transamerica Mid Cap Growth	129,602	83,149	(7,922)	2,105	13,207	220,141	20,197	—	5,524
Transamerica Mid Cap Value Opportunities	129,052	97,840	(1,925)	(48)	(6,772)	218,147	19,635	2,182	11,054
Transamerica Small Cap Growth	97,636	72,079	(5,174)	335	(686)	164,190	25,144	—	11,790
Transamerica Small Cap Value	97,321	85,893	(3,122)	(255)	(20,838)	158,999	31,299	1,961	21,232
Transamerica US Growth	239,762	184,138	(18,523)	6,710	(19,351)	392,736	12,592	432	35,822
Total	$2,006,941	$1,456,182	$(160,408)	$41,699	$(36,616)	$3,307,798	320,696	$23,129	$139,371

(B)	Non-income producing security.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica ClearTrack® 2055

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica ClearTrack® 2055 (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.
Transamerica Funds